PGIM Quant Solutions International Equity Fund Investment Strategy - PGIM Quant Solutions International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The subadviser looks for investments that it thinks will increase in value over time. The subadviser seeks to achieve the Fund’s objective through investment in equity and equity-related securities of foreign (non-U.S. based) companies. Under normal circumstances, the Fund invests at least 80% of its investable assets (net assets plus borrowings made for investment purposes) in common stock and preferred stock of foreign companies. The Fund may invest anywhere in the world, including North America, Western Europe, the United Kingdom and the Pacific Basin, but generally does not invest in the United States. The Fund may invest a large portion of its assets in a single country or region. The Fund may invest in emerging markets. The Fund may invest in securities of the issuers of any market capitalization size. The subadviser manages a portfolio that includes both growth and value stocks and seeks to outperform the general international equity market. Under the subadviser’s core equity style of investing, selection of securities for the Fund’s portfolio will utilize a combination of active stock selection and risk management based on a number of different factors and criteria, including growth potential, valuation, quality, liquidity and investment risk. At times, the Fund may have a significant portion of its assets invested in the same economic sector.